Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Cash flows provided by (used in) operating activities
Loss from continuing operations for the year	$ (5,183,411)	$ (7,535,660)	$ (7,576,796)
Operating expenses of discontinued operations	38,635	113,876	119,667
Items not affecting cash:
Accretion expense	67,175	211,155
Accrued interest income	(61,562)	(60,662)	(49,404)
Accrued interest expense	128,171	162,152	126,360
Allowance for credit loss	184,881	145,431
Amortization - intangibles	101,350	100,202	17,722
Amortization - licenses	596,882	1,819,596	603,718
Depreciation	37,417	1,553
Bad debts			10,020
Change in value of derivatives	(1,102,277)	449,519	526,758
Commitment to issue shares	137,197		156,000
Deferred income tax recovery		(160,917)
(Gain) loss on settlement of debt	(39,032)	98,487	(172,816)
Non-cash listing expense			4,130,557
Share of (profit) loss on equity investment		(195,726)	119,654
Share-based compensation	1,917,172	1,173,512	111,135
Shares issued for services	243,326	73,980
Unrealized foreign exchange	11,659	(45,276)	(85,083)
Unrealized gains on equity instruments	(2,383,004)	(953,961)
Write-off of intangible assets			116,352
Write-off of investments in associates			310,484
Write-off of investments in film			12,447
Write-off of license fees	330,276	717,125
Changes in non-cash working capital:
Receivables	(200,909)	(654,532)	51,889
Prepaids	(231,242)	(204,840)	172,815
Accounts payable and accrued liabilities	(593,903)	685,294	1,780,777
Cash flows from (used in) operating activities	(6,138,396)	(4,026,634)	326,256
Cash flows used in investing activities
Cash acquired from reverse acquisition			579,279
Cash received prior to reverse acquisition			124,561
Cash acquired for Majesco	(103,794)
Payment for consideration of Majesco			(196,505)
Acquisition of equipment	(56,436)
Investment in associate			(2,339)
Investment in intangibles	(4,464,885)		(79,808)
Loan receivable received	83,231	10,000
Interest received on loans	12,067	7,807
Restricted cash from reverse acquisition			(574,510)
Restricted cash received	679,021	574,510
Purchase of restricted deposit certificate	(6,358)	(672,663)
Investing expenses of discontinued operations		(133,356)	11,060
Cash flows from (used in) investing activities	(3,857,154)	(213,702)	(138,262)
Cash flows provided by (used in) financing activities
Loan proceeds	1,535	812,933	167,500
Loan repayments	(775,175)	(137,000)	(27,500)
Loan proceeds from related parties			37,582
Loan repayments to related parties		(172,203)	(50,500)
Long-term debt proceeds	51,936
Interest paid on loans	(463,272)	(23,260)
Convertible debentures issued		3,502,793
Shares issued for cash	5,353,203		4,157,760
Share issuance costs	(837,456)		(446,571)
Commitment to issue shares	574,457	104,139
Warrants issued for cash	2,018,512	368,617	156,615
Options exercised and issued for cash	196,427
Cash flows from (used in) financing activities	6,120,167	4,456,019	3,994,886
Effect of foreign exchange on cash	(7,045)	44,391	90,144
Change in cash during the year	(3,882,428)	260,074	4,273,024
Cash, beginning of year	4,587,405	4,327,331	54,307
Cash, end of year	704,977	4,587,405	4,327,331
Supplemental cash-flow disclosure:
Interest received	12,067	7,807	3,963
Interest paid	$ 463,272	$ 23,260	$ 1,161